Quarterly Results of Operations Data (Unaudited)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations Data (Unaudited)

14. Quarterly results of operations data (unaudited)

The following tables set forth our unaudited quarterly consolidated statements of operations for each of the eight quarters in the period ended March 31, 2016. We have prepared the quarterly consolidated statements of operations data on a basis consistent with the audited consolidated financial statements included elsewhere in this Annual Report on Form 20-F. In the opinion of management, the financial information reflects all adjustments, consisting only of normal recurring adjustments, which we consider necessary for a fair presentation of this data. This information should be read in conjunction with the audited consolidated financial statements and related notes included elsewhere in this Annual Report on Form 20-F. The results of historical periods are not necessarily indicative of the results to be expected for any future period.

	Quarter ended
	Jun 30, 2014	Sep 30, 2014	Dec 31, 2014	Mar 31, 2015	Jun 30, 2015	Sep 30, 2015	Dec 31, 2015	Mar 31, 2016
	(in thousands, except per share amounts)
Revenue	$26,943	$28,603	$29,824	$30,715	$33,328	$34,507	$37,130	$36,876
Gross profit	18,018	19,466	20,240	21,540	23,452	24,314	26,479	25,787
(Loss) income from operations	(2,651)	(5,067)	2,619	1,669	2,110	1,503	(2,138)	(4,049)
Net (loss) income	(4,048)	(3,384)	4,064	3,653	(2,249)	2,168	(1,199)	(1,964)
Net (loss) income applicable to ordinary shareholders—basic	(4,048)	(3,384)	2,920	2,630	(2,249)	1,572	(1,199)	(1,964)
Net (loss) income applicable to ordinary shareholders—diluted	(4,048)	(3,384)	3,003	2,705	(2,249)	1,612	(1,199)	(1,964)
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.13)	$(0.10)	$0.09	$0.08	$(0.07)	$0.05	$(0.03)	$(0.04)
Diluted	$(0.13)	$(0.10)	$0.08	$0.07	$(0.07)	$0.04	$(0.03)	$(0.04)
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders:
Basic	31,884	32,230	32,505	32,802	33,066	33,673	42,514	54,172
Diluted	31,884	32,230	36,146	36,449	33,066	36,991	42,514	54,172